Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 9,601	$ 4,273
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period related to investment securities available for sale, net of tax of $27 and ($5):	101	(26)
Other comprehensive income (loss), net of tax	101	(26)
Comprehensive income	$ 9,702	$ 4,247